Eaton Vance Government Obligations Fund
Fund Summaries Eaton Vance Government Obligations Fund
Investment Objective
The Fund’s investment objective is to provide a high current return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 34 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Government Obligations Fund	Class A	Class B	Class C	Class I	Class R
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses		Eaton Vance Government Obligations Fund	Eaton Vance Government Obligations Fund Class A	Eaton Vance Government Obligations Fund Class B	Eaton Vance Government Obligations Fund Class C	Eaton Vance Government Obligations Fund Class I	Eaton Vance Government Obligations Fund Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R
Management Fees			0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%		0.50%
Other Expenses			0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses			1.14%	1.89%	1.89%	0.89%	1.39%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Government Obligations Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	586	820	1,073	1,795
Class B Shares	Class B shares	692	994	1,221	2,016
Class C Shares	Class C shares	292	594	1,021	2,212
Class I Shares	Class I shares	91	284	493	1,096
Class R Shares	Class R shares	142	440	761	1,669

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Government Obligations Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	586	820	1,073	1,795
Class B Shares	Class B shares	192	594	1,021	2,016
Class C Shares	Class C shares	192	594	1,021	2,212
Class I Shares	Class I shares	91	284	493	1,096
Class R Shares	Class R shares	142	440	761	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities (the “80% Policy”). The Fund invests primarily in mortgage-backed securities (“MBS”) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. When investing in MBS, the Fund currently focuses on so-called “seasoned MBS ”. The Fund also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”). While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Department of the Treasury. The Fund’s shares are not guaranteed by the U.S. Government.

The Fund may engage in short sales of securities. No more than 25% of its assets will be subject to short sales at any one time. The Fund may take short or long positions with regard to certain Markit indices, which are synthetic total return swap indices. The Fund may seek to earn income and to enhance total return by lending portfolio holdings to broker-dealers or other institutional borrowers. The Fund may invest the collateral received from loans in securities in which it may invest. The portfolio manager also uses active management techniques (such as derivatives, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) and may borrow from banks for investment purposes.

Transactions in derivative instruments may include : the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments ; and interest rate, credit default, inflation and total return swaps. The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of its holdings.

The Fund’s investments are generally held for the long term. The portfolio manager seeks to purchase securities believed to be the best relative value with regard to price, yield, and expected total return in relation to available bonds in the approved markets. Investment decisions are made primarily on the basis of fundamental research and relative value. The portfolio manager may sell a security when it no longer represents the best relative value and the fundamental research or cash needs dictate.

The Fund primarily invests its assets in Government Obligations Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Risk of U.S. Government-Sponsored Agencies. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of callable income investments may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund , which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position , rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Borrowing Risk. Borrowing cash to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 4. 29 % for the quarter ended December 31, 2008 , and the lowest quarterly return was –1.06% for the quarter ended June 30, 2004. For the 30 days ended October 31, 2011 , the SEC yield for Class A shares was 2. 46%, for Class B shares was 1.84%, for Class C shares was 1. 84%, for Class I shares was 2. 84 % and for Class R shares was 2. 34%. For current yield information call 1-800-262-1122 .
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Government Obligations Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(1.24%)	4.54%	3.88%
Return Before Taxes Class B	Class B Return Before Taxes		(2.12%)	4.46%	3.61%
Return Before Taxes Class C	Class C Return Before Taxes		1.87%	4.80%	3.58%
Return Before Taxes Class I	Class I Return Before Taxes		3.90%	5.71%	4.45%
Return Before Taxes Class R	Class R Return Before Taxes		3.38%	5.31%	4.15%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(2.50%)	2.92%	1.86%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(0.76%)	2.94%	2.08%
Barclays Capital U.S. Intermediate Government Index	Barclays Capital U.S. Intermediate Government Index	(reflects no deduction for fees, expenses or taxes)	6.08%	5.86%	4.88%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class R and Class I performance shown above for the periods prior to August 12, 2005 and April 3, 2009 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance High Income Opportunities Fund
Eaton Vance High Income Opportunities Fund
Investment Objectives
The Fund’s primary investment objective is to provide a high level of current income.
The Fund seeks growth of capital as a secondary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 34 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance High Income Opportunities Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance High Income Opportunities Fund	Eaton Vance High Income Opportunities Fund Class A	Eaton Vance High Income Opportunities Fund Class B	Eaton Vance High Income Opportunities Fund Class C	Eaton Vance High Income Opportunities Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses			0.99%	1.74%	1.74%	0.74%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance High Income Opportunities Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	571	775	996	1,630
Class B Shares	Class B shares	677	948	1,144	1,853
Class C Shares	Class C shares	277	548	944	2,052
Class I Shares	Class I shares	76	237	411	918

Expenses without Redemption
Expense Example, No Redemption Eaton Vance High Income Opportunities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	571	775	996	1,630
Class B Shares	Class B shares	177	548	944	1,853
Class C Shares	Class C shares	177	548	944	2,052
Class I Shares	Class I shares	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Fund invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions. The Fund normally invests primarily in bonds rated in the lowest investment grade category or below by Moody’s Investors Service, Inc. (“Moody’s”) or BBB and below by Standard & Poor’s Ratings Group (“S&P”) and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Fund may invest up to 15% of its total assets in convertible securities. The Fund may also purchase securities that make “in-kind” interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Fund may invest up to 25% of its total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-U.S. dollar denominated investments. With respect to non-U.S. dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency exchange contracts. Under normal circumstances, the Fund will generally hold well in excess of 100 securities, which may help reduce investment risk. The Fund may invest up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Fund will utilize short sales and repurchase agreements.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include : the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments ; interest rate, credit default, inflation and total return swaps ; forward rate contracts ; and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to seek to shorten the average interest rate re-set time of its holdings. It is anticipated that the Fund may have net economic leverage of up to 20% through the use of credit default swaps. High Income Opportunities Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. Preservation of capital is considered when consistent with the Fund’s objective. The investment adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis utilizing various methodologies including “bottom up/top down” analysis and consideration of macroeconomic and technical factors, and does not rely primarily on the ratings assigned by the rating services. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The Fund currently invests its assets in High Income Opportunities Portfolio (the “Portfolio”), a separate registered investment company with the same investment objectives and policies as the Fund.

Principal Risks

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund , which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Fixed Income and Convertible Security Risk . The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Credit Risk. Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities and bank loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities and bank loans , the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Risks of Zero-Coupon and Deep Discount Bonds and PIK Securities. Zero-coupon and deep discount bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments , which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments .

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position , rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Borrowing Risk. Borrowing cash to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets . Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political , economic and market risks.

Risk of Senior Loans. Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates. Junior Loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific evens. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds , meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments . The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress . Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risks of Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class B was 26.11% for the quarter ended June 30, 2009, and the lowest quarterly return was –29.22% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2011 , the SEC yield for Class A shares was 7.57%, for Class B shares was 7.21%, for Class C shares was 7.21 % and for Class I shares was 8.19%. For current yield information call 1-800-262-1122.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance High Income Opportunities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(0.88%)	3.93%	7.20%
Return Before Taxes Class B	Class B Return Before Taxes		(1.51%)	3.90%	7.16%
Return Before Taxes Class C	Class C Return Before Taxes		2.35%	4.13%	7.11%
Return Before Taxes Class I	Class I Return Before Taxes		4.13%	5.05%	7.77%
Return After Taxes on Distributions Class B	Class B Return After Taxes on Distributions		(3.89%)	0.85%	4.08%
Return After Taxes on Distributions and the Sale Class B	Class B Return After Taxes on Distributions and the Sale of Class B Shares		(0.96%)	1.45%	4.27%
BofA Merrill Lynch U.S. High Yield Index	BofA Merrill Lynch U.S. High Yield Index	(reflects no deduction for fees, expenses or taxes)	4.38%	7.34%	8.59%
BofA Merrill Lynch U.S. High Yield Constrained Index	BofA Merrill Lynch U.S. High Yield Constrained Index	(reflects no deduction for fees, expenses or taxes)	4.37%	7.55%	8.73%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class A performance shown above for the period prior to March 11, 2004 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares , but not adjusted for any other differences in the expenses of the two classes and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Low Duration Fund
Eaton Vance Low Duration Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 34 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Low Duration Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	3.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Low Duration Fund	Eaton Vance Low Duration Fund Class A	Eaton Vance Low Duration Fund Class B	Eaton Vance Low Duration Fund Class C	Eaton Vance Low Duration Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			none	none	none	none
Distribution and Service (12b-1) Fees			0.25%	1.00%	0.85%
Other Expenses			0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	[2]		0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses			0.93%	1.68%	1.53%	0.68%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Low Duration Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	318	515	728	1,342
Class B Shares	Class B shares	471	730	826	1,436
Class C Shares	Class C shares	256	483	834	1,824
Class I Shares	Class I shares	69	218	379	847

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Low Duration Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	318	515	728	1,342
Class B Shares	Class B shares	171	530	826	1,436
Class C Shares	Class C shares	156	483	834	1,824
Class I Shares	Class I shares	69	218	379	847

Portfolio Turnover
The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in securities issued by the U.S. Government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets is invested in investment grade securities. The Fund may invest up to 10% of its net assets in securities in any ratings category. The Fund’s dollar-weighted average duration will not exceed three years. Investment grade securities may include daily cash balances invested in an affiliated money market fund or similar fund.

The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its investment objective by investing its assets in one or more of the following registered investment companies (each, a “Portfolio”) managed by Eaton Vance Management or its affiliates: Short-Term U.S. Government Portfolio (formerly Investment Portfolio ), Government Obligations Portfolio , Floating Rate Portfolio and Short Duration High Income Portfolio. Each Portfolio is described in “ Further Information About The Portfolios ” in this Prospectus . The percentage of the Fund’s net assets invested in investment grade securities will be determined based on the Fund’s allocable share of Portfolio net assets invested in investment grade securities.

Floating Rate Portfolio invests, under normal circumstances, at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers.

Government Obligations Portfolio normally invests primarily in mortgage-backed securities that are either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government or one of its agencies or instrumentalities.

Short Duration High Income Portfolio invests primarily in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”), including preferred stock, subordinated floating rate loans and convertible securities. The Portfolio intends to maintain a dollar-weighted average duration of three years or less. The Portfolio may invest in foreign and emerging market securities, municipal obligations and senior floating-rate loans.

Short-Term U.S. Government Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities under normal circumstances. The Portfolio’s dollar-weighted average duration will not exceed three years.

The Fund may also invest directly in securities (including derivatives such as futures contracts) to gain exposure to sectors of the market the investment adviser believes may not be represented or underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the Fund’s duration or other general market exposures of the Fund. To meet margin requirements of futures investments, the Fund will invest directly in securities such as U.S. Treasury bonds or U.S. Government agency mortgage-backed securities. The Fund may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices.

Each Portfolio may engage in active management techniques (such as derivatives, foreign currency transactions, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) to protect against price or foreign currency fluctuations, to enhance return, as a substitute for the purchase and sale of securities, or to manage duration. Short-Term U.S. Government Portfolio may borrow from banks for investment purposes.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include : the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the counter options on securities, indices, currencies and other instruments ; and interest rate, credit default, inflation and total return swaps. The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of its holdings.

The Fund’s investments are generally held for the long term. The portfolio manager seeks to purchase securities believed to be the best relative value with regard to price, yield, and expected total return in relation to available bonds in the approved markets. Investment decisions are made primarily on the basis of fundamental research and relative value. The portfolio manager may sell a security when it no longer represents the best relative value and the fundamental research or cash needs dictate.

Principal Risks

Duration Risk. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Risk of U.S. Government-Sponsored Agencies. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of callable income investments may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund , which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities and bank loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities and bank loans , the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position , rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Borrowing Risk. Borrowing cash to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets . Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political , economic and market risks.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person . Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy .

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense subsidies during certain periods. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2002 through December 31, 2011 , the highest quarterly total return for Class A was 2.78% for the quarter ended June 30, 2009, and the lowest quarterly return was –0.49%, for the quarter ended September 30, 2003. For the 30 days ended October 31, 2011 , the SEC yield for Class A shares was 2. 38%, for Class B shares was 1. 69%, for Class C shares was 1.84 % and for Class I shares was 2. 68%. For current yield information call 1-800-262-1122.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Low Duration Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Return Before Taxes Class A	Class A Return Before Taxes		(1.07%)	3.51%	2.79%
Return Before Taxes Class B	Class B Return Before Taxes		(2.50%)	3.21%	2.27%
Return Before Taxes Class C	Class C Return Before Taxes		(0.39%)	3.37%	2.43%
Return Before Taxes Class I	Class I Return Before Taxes		1.46%	4.09%	3.10%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(2.17%)	2.08%	1.31%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(0.70%)	2.17%	1.50%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	(reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	2.99%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Fund commenced operations September 30, 2002. The Class I performance shown above for the period prior to May 4, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any other differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.